Class I, N Shares | AQR High Yield Bond Fund
Fund Summary — AQR High Yield Bond Fund
Investment Objective
The AQR High Yield Bond Fund (the “Fund”) seeks total return. Total return consists of capital appreciation and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class I, N Shares - AQR High Yield Bond Fund		Class I	Class N
Management Fee		0.55%	0.55%
Distribution (12b-1) Fee		none	0.25%
Other Expenses	[1]	0.24%	0.24%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		0.80%	1.05%
Less: Fee Waivers and/or Expense Reimbursements	[2]	0.09%	0.09%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements		0.71%	0.96%
[1]	Other Expenses and Acquired Fund Fees and Expenses are estimated for the current fiscal year because the Fund has not commenced operations as of the date of this prospectus.
[2]	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses (excluding interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims and extraordinary expenses) at no more than 0.70% for Class I Shares and 0.95% for Class N Shares (the "Fee Waiver Agreement"). This arrangement will continue at least through January 28, 2019. The Fee Waiver Agreement may only be terminated with the consent of the Board of Trustees, including a majority of the Trustees of the Trust who are not "interested persons" of the Trust within the meaning of the 1940 Act. The Adviser is entitled to recapture the fees waived and/or expenses reimbursed, only to the extent that the recapture can be made during the thirty-six months following the end of the month during which the Adviser waived fees or reimbursed expenses. In no case will the Adviser recapture any amount that would cause the aggregate operating expenses of the Fund attributable to a share class during a year in which a repayment is made to exceed the lesser of (i) the applicable limits in effect at the time of the waiver and/or reimbursement, or (ii) the applicable limits in effect at the time of recapture.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and takes into account the effect of the Fee Waiver Agreement through January 28, 2019, as discussed in Footnote No. 2 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class I, N Shares - AQR High Yield Bond Fund - USD ($)	1 Year	3 Years
Class I Shares	73	246
Class N Shares	98	324

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund has not commenced operations as of the date of this prospectus.
Principal Investment Strategies of the Fund
The Fund seeks to outperform, after expenses, the ICE BofAML U.S. High Yield Index (the “Index”) while seeking to control its tracking error relative to this benchmark. The Fund will target a long-term average forecasted tracking error of 1.5% to 2.5% relative to the Index. Actual realized tracking error will vary based on market conditions and other factors.

The Fund aims to pursue its investment objective primarily through, although not limited to, corporate issuer selection. Any “market or industry timing” strategies in which the Fund engages are expected to be minimal.

Under normal market conditions, the Fund pursues its investment objective by investing at least 80% of its net assets (including borrowings for investment purposes) in bonds and bond related instruments (collectively, “Bond Instruments”) that, at the time of purchase, are rated below investment grade (i.e., high-yield or junk bonds) or, if unrated or split rated, determined by the Fund’s management team to be of similar quality. Bond Instruments include corporate bonds and notes of U.S. and foreign issuers, including those located in emerging markets, and investments that provide exposure to the performance of Bond Instruments, including credit default swaps and credit default swaps on indices, bond futures, interest rate futures, interest rate swaps and exchange-traded funds and similar pooled investment vehicles. The Fund may invest in or have exposure to secured or unsecured fixed, variable and floating rate Bond Instruments of any duration or maturity and may engage in short sales. The Fund may invest in Bond Instruments of any rating, including Bond Instruments rated as low as “D” by S&P, or an equivalent rating, which means they have a poor prospect of repaying all obligations. The Fund is not required to dispose of Bond Instruments that cease to be rated below investment grade. The Fund may also invest in Bond Instruments issued under Rule 144A.

In addition to investing in Bond Instruments that are included in, or provide exposure to, issuers in the Index, the Fund may invest in Bond Instruments not included in the Index. This flexibility allows the Adviser to look for investments or gain exposure to Bond Instruments that it believes will enhance the Fund’s ability to meet its investment objective. The Adviser may, but is not required to, utilize foreign currency forwards or futures to hedge exposure to foreign currencies.

The Fund takes long positions in, or overweights, Bond Instruments that the Adviser forecasts to be attractive relative to the Index, and may take short positions in, or underweight, Bond Instruments that the Adviser forecasts to be unattractive relative to the Index. In evaluating whether Bond Instruments are attractive or unattractive relative to the Index, the Adviser uses a set of value, momentum, carry, defensive and other indicators to generate an investment portfolio based on the Adviser’s proprietary quantitative security selection and asset allocation models.

Value: Value strategies seek to capture the tendency for relatively cheap assets to outperform relatively expensive assets. The Fund will seek to buy or overweight assets that are “cheap” and sell or underweight those that are “expensive.” An example of value measures includes selecting Bond Instruments based on spread relative to default probability forecasts.

Momentum: Momentum strategies seek to capture the tendency that an asset’s recent relative performance will continue in the near future. The Fund will seek to buy or overweight assets that recently outperformed their peers and sell or underweight those that recently underperformed. Examples of momentum measures include selecting Bond Instruments based on price- and yield-based momentum.

Carry: An asset’s “carry” is its expected return assuming market conditions, including its price, stay the same. Carry strategies seek to capture the tendency for higher-yielding assets to provide higher returns than lower-yielding assets. The Fund will seek to buy or overweight high-yielding assets and sell or underweight low-yielding assets. An example of carry measures includes selecting Bond Instruments based on the level of yield or spread.

Defensive: Defensive strategies seek to capture the tendency for lower risk and higher-quality assets to generate higher risk-adjusted returns than higher risk and lower-quality assets. The Fund will seek to buy or overweight low-risk, high-quality assets and sell or underweight high-risk, low-quality assets. An example of defensive measures includes selecting Bond Instruments based on issuer leverage.

In addition to these indicators, the Adviser may use a number of additional quantitative indicators based on the Adviser’s proprietary research. The Adviser may add or modify the indicators employed in selecting portfolio holdings from time to time.

The portfolio construction process is a bottom up systematic process which begins with the ranking of a universe of investments based upon each applicable indicator. Investments ranking near the top of the universe contribute the largest long positions or overweights among the universe and investments ranking near the bottom of the universe contribute the largest short positions or underweights among the universe. Individual positions are sold or closed out during a rebalancing process, the frequency of which is expected to vary depending on the Adviser’s ongoing evaluation of certain factors including changes in market conditions, how much the actual portfolio deviates from the target portfolio and estimated transaction costs.

The Fund bears the risk that the quantitative models used by the Adviser will not be successful in forecasting movements in industries, corporate entities or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

The Fund’s use of futures contracts, forward contracts, swaps and certain other derivative instruments (“Derivative Instruments”) will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying a Derivative Instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use Derivative Instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s NAV to be volatile. For example, if the Adviser seeks to gain enhanced exposure to a specific asset class through a Derivative Instrument providing leveraged exposure to the asset class and that Derivative Instrument increases in value, the gain to the Fund will be magnified; however, if that investment decreases in value, the loss to the Fund will be magnified. A decline in the Fund’s assets due to losses magnified by the Derivative Instruments providing leveraged exposure may require the Fund to liquidate portfolio positions to satisfy its obligations, to meet redemption requests or to meet asset segregation requirements when it may not be advantageous to do so. There is no assurance that the Fund’s use of Derivative Instruments providing enhanced exposure will enable the Fund to achieve its investment objective.

The Fund may take long and short positions in Bond Instruments. A long position in a Bond Instrument will benefit from an increase in the price of the underlying security or instrument. A short position in a Bond Instrument will benefit from a decrease in price of the underlying security or instrument and will lose value if the price of the underlying security or instrument increases. Simultaneously engaging in long investing and short selling is designed to reduce the net exposure of the overall portfolio to general market movements.

A portion of the Fund’s assets may be held in cash or cash equivalent investments, including, but not limited to, U.S. Government securities, U.S. Government agency securities, short-term investment funds, overnight and/or fixed term repurchase agreements, money market mutual fund shares, and other cash and cash equivalents with one year or less term to maturity.

The Fund may also enter into repurchase and reverse repurchase agreements. Under a repurchase agreement the Fund buys securities that the seller has agreed to buy back at a specified time and at a set price. Under a reverse repurchase agreement, the Fund sells securities to another party and agrees to repurchase them at a particular date and price. Leverage may be created when the Fund enters into reverse repurchase agreements, engages in futures and swap transactions or uses certain other Derivative Instruments.

If Derivative Instruments and Bond Instruments with remaining maturities of one year or less are taken into account, the Fund’s strategy will result in frequent portfolio trading and high portfolio turnover.

To attempt to increase its income or total return, the Fund may lend its portfolio securities to certain types of eligible borrowers.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund is not a complete investment program and should be considered only as one part of an investment portfolio. The Fund is more appropriate for long-term investors who can bear the risk of short-term NAV fluctuations, which at times, may be significant and rapid, however, all investments long- or short-term are subject to risk of loss. The following is a summary description of certain risks of investing in the Fund.

Below Investment Grade Securities Risk: Although bonds rated below investment grade (also known as “junk” securities) generally pay higher rates of interest than investment grade bonds, bonds rated below investment grade are high risk, speculative investments that may cause income and principal losses for the Fund.

Counterparty Risk: The Fund may enter into various types of derivative contracts. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund.

Credit Default Swap Agreements Risk: The Fund may enter into credit default swap agreements or credit default index swap agreements as a “buyer” or “seller” of credit protection. Credit default swap agreements involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

Credit Risk: Credit risk refers to the possibility that the issuer of a security or the issuer of the reference asset of a derivative instrument will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Investment grade ratings do not guarantee that the issuer will not default on its payment obligations or that bonds will not otherwise lose value.

Currency Risk: Currency risk is the risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses.

Derivatives Risk: In general, a derivative instrument typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security or currency (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or level of the underlying asset or index, which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include, as further described in the section entitled “Principal Investment Strategies of the Fund,” futures contracts, forward contracts and swaps. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Additionally, to the extent the Fund is required to segregate or “set aside” (often referred to as “asset segregation”) liquid assets or otherwise cover open positions with respect to certain derivative instruments, the Fund may be required to sell portfolio instruments to meet these asset segregation requirements. There is a possibility that segregation involving a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Emerging Market Risk: The Fund intends to have exposure to emerging markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Extension Risk: When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Fixed Income Securities Risk: Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. During periods of declining interest rates, a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in its income. Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Lower rated fixed income securities involve greater credit risk, including the possibility of default or bankruptcy.

Foreign Investments Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
  The Fund generally holds its foreign instruments and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
  Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
Forward and Futures Contract Risk: The successful use of forward and futures contracts draws upon the Adviser’s  skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of forward and futures contracts, which may adversely affect the Fund’s NAV and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s  inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

High Portfolio Turnover Risk: The investment techniques and strategies utilized by the Fund, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover rates will cause the Fund to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Fund.

Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by the Adviser.

Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including exchange-traded funds (“ETFs”), are subject to market and manager risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although such funds currently seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund. Moreover, recent rule amendments adopted by the SEC will require certain money market mutual funds to implement floating NAVs in the future that will not preserve the value of the Fund’s investment at $1.00 per share. The implementation of these rule amendments may impact the Fund’s use of these money market mutual funds for capital preservation purposes.

Leverage Risk: As part of the Fund’s principal investment strategy, the Fund will make investments in futures contracts, forward contracts and swaps and other derivative instruments. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to the underlying instrument, as well as the potential for greater loss. If the Fund uses leverage through activities such as entering into short sales or purchasing derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements.

Manager Risk: If the Adviser makes poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

Momentum Style Risk: Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.

New Fund Risk: The Fund is newly-formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, either of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders.

Prepayment Risk: When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

Repurchase Agreements Risk: The Fund may invest in repurchase agreements. When entering into a repurchase agreement, the Fund essentially makes a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specified time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

Restricted Securities Risk: Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. Restricted securities may not be listed on an exchange and may have no active trading market. Restricted securities may include private placement securities that have not been registered under the applicable securities laws. Certain restricted securities can be resold to institutional investors and traded in the institutional market under Rule 144A under the Securities Act of 1933, as amended, and are called Rule 144A securities. Rule 144A securities can be resold to qualified institutional buyers but not to the general public.

Reverse Repurchase Agreements Risk: Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund. Furthermore, reverse repurchase agreements involve the risks that (i) the interest income earned in the investment of the proceeds will be less than the interest expense, (ii) the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase, and (iii) the market value of the securities sold will decline below the price at which the Fund is required to repurchase them. In addition, the use of reverse repurchase agreements may be regarded as leveraging.

Securities Lending Risk: The Fund’s risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (iii) a delay in recovery of the securities, or (iv) the loss of rights in the collateral should the borrower fail financially. In addition, the Fund is responsible for any loss that might result from its investment of the borrower’s collateral.

Short Sale Risk: The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument, which could cause the Fund to suffer a (potentially unlimited) loss. Short sales also involve transaction and financing costs that will reduce potential Fund gains and increase potential Fund losses.

Swap Agreements Risk: Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund. Additionally, certain unexpected market events or significant adverse market movements could result in the Fund not holding enough assets to be able to meet its obligations under the agreement. Such occurrences may negatively impact the Fund’s ability to implement its principal investment strategies and could result in losses to the Fund.

U.S. Government Securities Risk: Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States.

Value Style Risk: Investing in or having exposure to “value” securities presents the risk that the securities may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the security’s true value or because the Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

Volatility Risk: The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.
Performance Information
Performance history will be available for the Fund after it has been in operation for a full calendar year. Updated information on the Fund’s performance, including its current NAV per share, can be obtained by visiting https://funds.aqr.com.